Segments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segments [Line Items]
Equity method	$ 1,533	$ 1,545
Polyrizon [Member]
Segments [Line Items]
Equity method	810	498
Zig Miami Fifty Four [Member]
Segments [Line Items]
Equity method	370	$ 370
Gix internet [Member]
Segments [Line Items]
Equity losses	$ 77